                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-3278
                                  ----------------------------------------------

                           NEW ALTERNATIVES FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

150 BROADHOLLOW ROAD, SUITE 306, MELVILLE, NEW YORK 11747
--------------------------------------------------------------------------------
(Address of principal executive offices)

                           NEW ALTERNATIVES FUND, INC.
                            ATTN: DAVID J. SCHOENWALD
                         150 BROADHOLLOW ROAD, SUITE 306
                            MELVILLE, NEW YORK 11747
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 631-423-7373
                                                    ------------

Date of fiscal year end:   DECEMBER 31, 2005
                           -----------------

Date of reporting period:  MARCH 31, 2005
                           --------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use
the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street,
NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                           NEW ALTERNATIVES FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005

COMMON STOCKS: 86.51%
---------------------
                                                                                   SHARES                 MARKET VALUE
                                                                                   ------                 ------------

Alternate Energy as a Group:                                   32.50%
----------------------------
ALTERNATE ENERGY (WIND & HYDRO POWER                            4.41%
PRODUCERS & WAVES:)
------------------------------------
  ***Canadian Hydro Development (Canada)                                          250,000                      822,416
  Idacorp Inc.                                                                      5,000                      141,850
  **Pacific Hydro (Australia)                                                     300,000                    1,028,048
  ***Renewable Energy Holdings PLC                                                 10,000                       12,282
  **Trust Power Ltd. (New Zealand)                                                 75,000                      278,051
                                                                                                            ----------
                                                                                                             2,282,647
                                                                                                            ----------
ALTERNATE ENERGY (FUEL CELL):                                   3.20%
-----------------------------
  *FuelCell Energy, Inc.                                                          150,000                    1,497,000
  ***ITM Power PLC (United Kingdom)                                                30,000                       45,917
  *Medis Technologies Ltd.                                                          1,000                       14,340
  *Plug Power Inc.                                                                 15,000                       99,000
                                                                                                            ----------
                                                                                                             1,656,257
                                                                                                            ----------
ALTERNATE ENERGY (SOLAR CELL):                                  7.42%
------------------------------
  ***ATS Automation (Canada)                                                       50,000                      509,154
  *Evergreen Solar                                                                  5,000                       35,350
  Kyocera Corp. (ADR) (Japan)                                                      25,000                    1,786,000
  Sharp Corp. Ltd. (ADR) (Japan)                                                  100,000                    1,516,450
                                                                                                            ----------
                                                                                                             3,846,954
                                                                                                            ----------
ALTERNATE ENERGY (WIND TURBINES/WIND PROJECTS):                10.00%
-----------------------------------------------
  **Acciona (Spain)                                                                25,000                    2,261,385
  **Gamesa Corporation Techologica (Spain)                                        165,000                    2,198,027
  **Vestas Wind Systems (Denmark)                                                  50,000                      723,980
                                                                                                            ----------
                                                                                                             5,183,392
                                                                                                            ----------
ALTERNATE ENERGY (BIOMASS):                                     4.24%
---------------------------
  **Abengoa (Spain)                                                               200,000                    2,199,002
                                                                                                            ----------
                                                                                                             2,199,002
                                                                                                            ----------
ALTERNATE ENERGY (GEOTHERMAL):                                  0.91%
------------------------------
  Ormat Technologie                                                                30,000                      469,800
                                                                                                            ----------
                                                                                                               469,800
                                                                                                            ----------
ALTERNATE ENERGY RELATED (BATTERIES FOR                         2.32%
HYBRID AUTOMOBILES):
---------------------------------------
  Matsushita Electric (ADR) (Japan)                                                50,000                      736,000
  Sanyo Electric (ADR) (Japan)                                                     30,000                      465,000
                                                                                                            ----------
                                                                                                             1,201,000
                                                                                                            ----------

                           NEW ALTERNATIVES FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                 MARCH 31, 2005

                                                                                   SHARES                 MARKET VALUE
                                                                                   ------                 ------------

Industrial  Catalysts (Fuel Cells
& CLEAN AIR):                                                   2.82%
---------------------------------
  Engelhard Corp.                                                                  30,000                      900,900
  **Johnson Matthey (United Kingdom)                                               30,000                      560,647
                                                                                                          ------------
                                                                                                             1,461,547
                                                                                                          ------------
WATER:                                                          9.13%
------
 Aqua America                                                                      70,000                    1,704,500
 Badger Meter                                                                      75,000                    1,987,500
 ***Zenon Environmental Inc. (Canada)                                              60,000                    1,040,955
                                                                                                          ------------
                                                                                                             4,732,955
                                                                                                          ------------
ENERGY CONSERVATION:                                            8.95%
--------------------
 Asahi Glass Company                                                                4,000                      422,588
 Baldor Electric                                                                   70,000                    1,806,700
 *Cree, Inc.                                                                       15,000                      326,250
 *Intermagnetics General Corp.                                                     15,000                      365,100
 *International Rectifier                                                          15,000                      682,500
 Linear Technology Corp.                                                           25,000                      957,750
 ***RailPower Technologies Corp. (Canada)                                          15,000                       75,133
                                                                                                          ------------
                                                                                                             4,636,021
                                                                                                          ------------
NATURAL FOODS:                                                  3.73%
--------------
 *SunOpta, Inc. (Canada)                                                          200,000                    1,020,000
 *United Natural Foods                                                             30,000                      858,900
 *Wild Oats Markets                                                                 5,000                       53,150
                                                                                                          ------------
                                                                                                             1,932,050
                                                                                                          ------------
RECYCLING:                                                      1.54%
----------
 *Caraustar Industries                                                              1,000                       12,900
  Commercial Metals                                                                15,000                      508,350
 *Kadant, Inc.                                                                     15,000                      278,250
                                                                                                          ------------
                                                                                                               799,500
                                                                                                          ------------
NATURAL GAS DISTRIBUTION:                                      24.15%
-------------------------
 Atmos Energy Corp.                                                                40,000                    1,080,000
 Equitable Resources                                                               25,000                    1,436,000
 KeySpan Corp.                                                                     50,000                    1,948,500
 New Jersey Resources                                                              50,000                    2,176,500
 Piedmont Natural Gas                                                              60,000                    1,382,400
 South Jersey Industries                                                           40,000                    2,256,000
 The Laclede Group                                                                 50,000                    1,460,000
 WGL Holdings                                                                      25,000                      774,000
                                                                                                          ------------
                                                                                                            12,513,400
                                                                                                          ------------
OTHER (INDUSTRIAL GASES INCLUDING
HYDROGEN):                                                      3.69%
---------------------------------
 Praxair Inc.                                                                      40,000                    1,914,400
                                                                                                          ------------
TOTAL COMMON STOCK (COST $38,952,788)                                                                     $ 44,828,927
-------------------------------------                                                                     ============

                           NEW ALTERNATIVES FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                 MARCH 31, 2005

CERTIFICATES OF DEPOSITS AND U.S. TREASURY BILLS:                          13.49%
-------------------------------------------------

SOCIALLY CONCERNED BANKS
------------------------
  Alternatives Federal Credit Union
    Certificate of Deposit maturity 04/31/05 0.50%                                           $    100,000
  Chittenden Bank
    Certificate of Deposit maturity 12/03/05 2.00%                                                100,000
  Community Capital Bank
    Certificate of Deposit maturity 04/01/05 1.00%                                                100,000
  Self-Help Credit Union
    Certificate of Deposit maturity 08/10/05 2.26%                                                100,000
  South Shore Bank
    Certificate of Deposit maturity 04/25/05 2.30%                                                100,000

  U.S. Treasury Bills (at various yields maturing at various dates in
  April, 2005 maturity value $6,500,000) (Cost $6,484,371)                                      6,490,111
                                                                                             ------------
TOTAL MARKET DEPOSITS AND TREASURY BILLS                                                     $  6,990,111
                                                                                             ============

Total Common Stock (86.51%)                                                                  $ 44,828,927
Bank Money Market and U.S. Treasury Bills (13.49%)                                              6,990,111
                                                                                             ------------

TOTAL INVESTMENTS (100%)                                                                     $ 51,819,038
                                                                                             ============

*    Securities for which no cash dividends were paid during the fiscal year.
**   Foreign Exchange Securities traded on a foreign exchange.
***  Foreign Exchange Securities traded on a foreign exchange with no cash dividend.

Item 2. Controls and Procedures.

     (a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule
          30a-3(c) under the Investment Company Act of 1940, as amended (the
          "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within
          90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the
          1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b)
          or 240/15d-15(b)).

     (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act
          (17CFR 270.30a-3(d) that occurred during the registrants last quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                 CERTIFICATIONS
                                 --------------

I, David J. Schoenwald, certify that:

     1.   I have reviewed this report on Form N-Q of the New Alternatives Fund,
          Inc.;

     2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d)
          under the Investment Company Act of 1940) for the registrant and have:

          (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made know to us by others within those entities, particularly during the period in which this report is being prepared;

          (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

          (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

          (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

          (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: April 23, 2005                             /s/ David J. Schoenwald
---------------------                            -----------------------
                                                     David J. Schoenwald
                                                     Principal Financial Officer
                                                     Principal Executive Officer

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      NEW ALTERNATIVES FUND, INC.
            --------------------------------------------------------------------

                                   DAVID J. SCHOENWALD
                                   PRINCIPAL FINANCIAL OFFICER
By (Signature and Title)*  /S/     PRINCIPAL EXECUTIVE OFFICER
                              --------------------------------------------------

Date      APRIL 23, 2005
     ---------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf by the registrant and in the capacities and on the dates indicated.

                                   DAVID J. SCHOENWALD
By (Signature and Title)*  /S/     PRINCIPAL FINANCIAL OFFICER
                              --------------------------------------------------

Date      APRIL 23, 2005
     ---------------------------------------------------------------------------

                                   DAVID J. SCHOENWALD
By (Signature and Title)*  /S/     PRINCIPAL EXECUTIVE OFFICER
                              --------------------------------------------------

Date           APRIL 23, 2005
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.